Shareholder Report, Line Graph (Details) - USD ($)			2 Months Ended	12 Months Ended		14 Months Ended	24 Months Ended	26 Months Ended	36 Months Ended	38 Months Ended	48 Months Ended	50 Months Ended	60 Months Ended	62 Months Ended	72 Months Ended	74 Months Ended	84 Months Ended	86 Months Ended	96 Months Ended	98 Months Ended	108 Months Ended	110 Months Ended	120 Months Ended
	Aug. 31, 2016	Oct. 31, 2015	Oct. 31, 2016	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2017	Oct. 31, 2017	Oct. 31, 2018	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2025	Oct. 31, 2025
C000174774 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Nomura Global Listed Real Assets Fund (Class R6) – including sales charge
Accumulated Value	$ 10,000		$ 9,320.98			$ 9,440.66		$ 9,449.27		$ 11,433.47		$ 10,574.7		$ 13,822.24		$ 13,000.42		$ 12,838.14		$ 14,612.5		$ 16,301.49
C000011045 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Nomura Global Listed Real Assets Fund (Institutional Class) – including sales charge
Accumulated Value		$ 10,000			$ 10,459.87		$ 10,578.52		$ 10,569.8		$ 12,783.05		$ 11,807.4		$ 15,423.01		$ 14,493.31		$ 14,290.91		$ 16,254.81		$ 18,122.02
C000011044 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Nomura Global Listed Real Assets Fund (Class R) – including sales charge
Accumulated Value		10,000			10,399.98		10,468.75		10,412.12		12,525.88		11,506.44		14,960.92		13,990.37		13,734.64		15,535.84		17,228.3
C000011043 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Nomura Global Listed Real Assets Fund (Class C) – including sales charge
Accumulated Value		10,000			10,353.45		10,366.33		10,264.03		12,279.6		11,229.07		14,520.92		13,511.3		13,197.73		14,857.17		16,388.39
C000011041 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Nomura Global Listed Real Assets Fund (Class A) – including sales charge
Accumulated Value		9,425			9,823.65		9,911.55		9,886.36		11,917.65		10,980.68		14,305.89		13,414.26		13,192.56		14,971.39		16,636.8
S And P Global Natural Resources Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P Global Natural Resources Index (net)
Accumulated Value	10,000	10,000	10,218		11,289.17755	12,504	13,815.0585	12,621	13,944.41515	12,497	13,807.20471	10,662	11,780.07831	16,329	18,040.97834	17,209	19,013.6941	17,374	19,195.90913	18,696	20,656.41452	20,674	22,841.54092
FTSE EPRA Nareit Developed Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				FTSE EPRA Nareit Developed Index (net)
Accumulated Value	10,000	10,000	9,337		10,248.20011	9,908	10,875.39929	9,938	10,907.71817	11,954	13,120.44123	9,212	10,111.59909	13,093	14,370.49847	9,826	10,785.37066	9,234	10,135.30036	11,862	13,019.96822	12,267	13,464.60417
S And P Global Infrastructure Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P Global Infrastructure Index (net)
Accumulated Value	10,000	10,000	9,885		10,533.79704	11,517	12,273.15476	10,544	11,235.34973	12,646	13,476.18654	10,523	11,213.42342	13,462	14,345.53935	12,732	13,566.9698	12,448	13,264.24934	16,433	17,510.68715	19,224	20,485.17532
MSCI ACWI Index gross [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI ACWI Index (gross)
Accumulated Value	10,000	10,000	9,897		10,263.50749	12,259	12,712.67452	12,259	12,713.05546	13,880	14,394.05009	14,632	15,173.58975	20,172	20,918.90163	16,223	16,823.06011	18,016	18,683.20413	24,034	24,923.66394	29,607	30,702.4818
MSCI ACWI Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI ACWI Index (net)
Accumulated Value	10,000	10,000	9,891		10,204.79309	12,185	12,572.60382	12,122	12,507.52381	13,649	14,082.40205	14,316	14,770.71757	19,652	20,276.85575	15,730	16,230.14167	17,382	17,934.47955	23,082	23,815.33902	28,308	29,207.80345
Bloomberg Global Inflation Linked Total Return Index Value Hedged USD [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Global Inflation-Linked Total Return Index Value Hedged USD
Accumulated Value	$ 10,000	$ 10,000	$ 9,947		$ 11,049.06107	$ 9,969	$ 11,073.05914	$ 10,118	$ 11,238.66181	$ 11,105	$ 12,335.31796	$ 11,843	$ 13,154.4556	$ 12,546	$ 13,935.41033	$ 10,499	$ 11,661.50257	$ 10,257	$ 11,393.53018	$ 11,045	$ 12,268.72196	$ 11,431	$ 12,697.19723